Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

July 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)

Columbia Convertible Securities Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund III

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Select Global Growth Fund

Columbia Select International Equity Fund

Columbia Select Large Cap Equity Fund

Columbia Select Mid Cap Value Fund

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Post-Effective Amendment No. 182

Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 182 (Amendment). This Amendment was filed electronically on June 27, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust